Summary of information about reportable segments (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services		$ 86,427	₨ 7,383,464	₨ 3,583,798	₨ 3,405,548
Service cost		47,279	4,039,046	866,039	669,098
Other revenue		6,685	571,058	606,099	421,717
Other income		1,275	108,957	102,362	152,520
Personnel expenses		18,685	1,596,258	1,348,215	1,148,434
Marketing and sales promotion expenses		5,035	430,106	459,935	336,472
Other operating expenses		(20,830)	(1,779,465)	(1,579,352)	(1,554,963)
Finance cost		1,251	106,877	286,998	326,399
Depreciation and amortization		3,616	308,899	197,527	190,152
Finance income		2,433	207,824	170,714	28,944
Impairment of loan to joint venture					1,000
(Loss)/ Profit before taxes		124	10,652	(329,331)	(241,380)
Tax (expense)/ benefit		(150)	(12,849)	37,174	46,788
(Loss) / Profit for the year		$ 274	23,501	(366,505)	(288,168)
Air ticketing [member]
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services	[1]		1,925,254	1,729,305	1,779,972
Customer inducement and acquisition costs			1,662,928	2,773,118	2,555,320
Service cost
Segment results			3,588,182	4,502,423	4,335,292
Hotels and packages [member]
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services	[1]		5,138,044	1,693,962	1,471,270
Customer inducement and acquisition costs			350,741	312,206	263,756
Service cost			(4,016,080)	(866,039)	(669,098)
Segment results			1,472,706	1,140,129	1,065,927
Other services [member]
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services	[1]		320,165	160,531	154,305
Customer inducement and acquisition costs			15,858	18,544	23,380
Service cost			(22,966)
Segment results			313,057	179,075	177,685
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue as per IFRS - Rendering of services	[1]		7,383,464	3,583,798	3,405,548
Customer inducement and acquisition costs			2,029,527	3,103,868	2,842,456
Service cost			(4,039,046)	(866,039)	(669,098)
Segment results			5,373,945	5,821,627	5,578,906
Other revenue	[2]		571,058	606,099	421,717
Other income			108,957	102,362	152,520
Customer inducement and acquisition costs (recorded as a reduction of revenue)			(2,029,527)	(3,103,868)	(2,842,455)
Personnel expenses			(1,596,258)	(1,348,215)	(1,148,434)
Marketing and sales promotion expenses			(430,106)	(459,935)	(336,472)
Other operating expenses			(1,779,465)	(1,579,352)	(1,554,963)
Finance cost			(106,877)	(286,998)	(326,399)
Depreciation and amortization			(308,899)	(197,527)	(190,152)
Finance income			207,824	170,714	28,944
Listing and related expenses				(54,238)	(23,591)
Impairment of loan to joint venture					(1,000)
(Loss)/ Profit before taxes			10,652	(329,331)	(241,380)
Tax (expense)/ benefit			12,849	(37,174)	(46,788)
(Loss) / Profit for the year			₨ 23,501	₨ (366,505)	₨ (288,168)

[1]	There were no inter-segment revenue during the year ended March 31, 2023, March 31, 2024 and March 31, 2025. This amount constitutes of ‘revenue from external customer only.
[2]	Other revenue primarily comprises the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.